Property, plant and equipment, net	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Property, plant and equipment, net

10. Property, plant and equipment, net

	2026
	Machinery and equipment	Leasehold improvement	Molding equipment	Land (Note (a))	Office building	Building improvement	Others	Total
As of January 1
Cost	$1,258,382	$268,427	$51,929	$-	$-	$-	$111,714	$1,690,452
Accumulated depreciation	(833,718)	(264,511)	(28,206	-	-		(100,628)	(1,227,063)
	$424,664	$3,916	$23,723	$-	$-	$-	$11,086	$463,389

January 1	$424,664	$3,916	$23,723	$-	$-	$-	$11,086	$463,389
Additions			6,908	3,347,377	420,284	7,849	-	3,782,418
Disposals-Cost	(257,129)	-	-	-	-	-	-	(257,129)
Disposals-accumulated depreciation	254,148	-	-	-	-			254,148
Depreciation expenses	(77,099)	(3,304)	(10,449)	-	(3,002)	(131)	(1,884)	(95,869)
Exchange adjustment	(1,261)	(62)	(1,227)	-	-	-	(160)	(2,710)
June 30	$343,323	$550	$18,955	$3,347,377	$417,282	7,718	9,042	4,144,247

As of June 30
Cost	$1,001,253	$268,427	$58,837	$3,347,377	$420,284	7,849	111,714	5,215,741
Accumulated depreciation	(657,930)	(267,877)	(39,882)	-	(3,002)	(131)	(102,672)	(1,071,494)
	$343,323	$550	$18,955	$3,347,377	$417,282	7,718	9,042	4,144,247

	2025
	Machinery and equipment	Leasehold improvement	Molding equipment	Others	Total
As of January 1
Cost	$1,079,282	$256,803	$39,666	$99,193	$1,474,944
Accumulated depreciation	(659,517)	(238,473)	(30,045)	(95,167)	(1,023,202)
	$419,765	$18,330	$9,621	$4,026	$451,742

January 1	$419,765	$18,330	$9,621	$4,026	$451,742
Additions	150,990	-	29,582	8,033	188,605
Depreciation expenses	(151,458)	(15,248)	(15,922)	(1,148)	(183,776)
Disposals - cost	(28,403)	-	(19,114)	-	(47,517)
Disposals – accumulated depreciation	28,403	-	19,114	-	47,517
Exchange adjustment	5,367	834	442	175	6,818
December 31	$424,664	$3,916	$23,723	$11,086	$463,389

As of December 31
Cost	$1,258,382	$268,427	$51,929	$111,714	$1,690,452
Accumulated depreciation	(833,718)	(264,511)	(28,206)	(100,628)	(1,227,063)
	$424,664	$3,916	$23,723	$11,086	$463,389

Note:

(a)	On June 1, 2022, the Company entered into a contract to acquire a building (land included) in Taichung, Taiwan for its new headquarter. In February 2026, the total transaction price was adjusted to NT$120,000,000 (approximately $3,767,661). As of the completion date in March 2026, the Company had paid a total of NT$24,000,000 (approximately $753,532) and the remaining was financed by a mortgage of NT$96,000,000 (approximately $3,014,129), the remaining will be paid when the transaction is completed. The title transfer of the property has been finalized in March 2026. The land is not depreciated.